INCOME TAXES (Income Tax Benefit (Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income tax benefit (expense)
Current: The Netherlands
Current: Subsidiaries outside of The Netherlands	(759)	(110)	(107)
Deferred: The Netherlands
Deferred: Subsidiaries outside of the Netherlands	$ (245)	$ (39)	$ 17